CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Current assets:
Cash and cash equivalents	$ 3,155	$ 94
Accounts receivable	750	1,585
Deferred subcontractor cost	0	21
Prepaids and other current assets	230	45
Total current assets	4,135	1,745
Investment in CPEC LLC	32	32
Total assets	4,167	1,777
Current liabilities:
Accounts payable and accrued expenses	972	1,598
Deferred revenue	0	22
Note payable to shareholders, net of debt discount of $273,000	0	727
Note payable to shareholders redemption liability	0	275
Total current liabilities	972	2,622
Total liabilities	972	2,622
Commitments and Contingencies (Notes E and K)
Stockholders' equity (deficit):
Preferred stock, $0.01 par value per share, 10,000,000 shares authorized: Series A nonredeemable convertible preferred stock, 1,250,000 shares authorized as of September 30, 2016 and 2015, respectively; no shares issued and outstanding as of September 30, 2016 and 2015, respectively	0	0
Preferred stock, $0.01 par value per share, 10,000,000 shares authorized: Series B nonredeemable convertible preferred stock, 1,600,000 and 1,600,000 shares authorized as of September 30, 2016 and 2015, respectively; zero and 526,080 shares issued and outstanding as of September 30, 2016 and 2015, respectively	0	5
Preferred stock, $0.01 par value per share, 10,000,000 shares authorized: Series C nonredeemable convertible preferred stock, 5,000 and zero shares authorized as of September 30, 2016 and September 30, 2015, respectively; 4,500 and zero shares issued and outstanding as of September 30, 2016 and September 30, 2015, respectively	0	0
Common stock, $0.01 par value per share, 200,000,000 shares authorized; 135,930,068 and 135,850,068 shares issued and outstanding at September 30, 2015 and 2014, respectively	1,520	1,359
Additional paid-in capital	191,863	184,421
Accumulated deficit	(190,188)	(186,630)
Total stockholders' equity	3,195	(845)
Total liabilities and stockholders' equity	$ 4,167	$ 1,777